Employment costs and provisions - Summary of employment costs and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total employment costs
– Wages and salaries	$ 5,115	$ 4,699	$ 4,141
– Social security costs	425	386	330
– Net post-retirement charge	559	554	469
– Share-based payment charge	122	126	138
Employment costs before utilisation of provisions	6,221	5,765	5,078
Less: charged within provisions	(219)	(252)	(308)
Total employment costs	$ 6,002	$ 5,513	$ 4,770